PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

6.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Buildings	5,162	5,418
Computer equipment	926	1,145
Website-related equipment	638	771
Furniture and fixtures	233	292
Software	167	215
Leasehold improvements	140	146
Construction in progress	8	9
Less: accumulated depreciation and amortization	(1,658)	(2,124)
Total net book value	5,616	5,872

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 was RMB461 million, RMB490 million and RMB546 million, respectively.